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AGREEMENT made as of August 25, 2023, by and
between AOG Institutional Diversified Fund, a Delaware statutory trust (the "Fund"), and Alpha Omega Group,
Inc. dba AOG Wealth Management, a Virginia corporation (the "Investment Manager").

WHEREAS, the Fund is registered under the Investment
Company Act of 1940, as amended (the "1940 Act"), as a closed-end management investment company; and

WHEREAS, the Fund desires to retain the Investment
Manager to furnish certain investment advisory and portfolio management services to the Fund, and the Investment Manager desires to furnish such services;

NOW THEREFORE, in consideration of the mutual promises and agreements herein contained and other good and valuable consideration, the receipt of which is hereby acknowledged, it is hereby agreed between the parties hereto as follows:

1.	The Fund hereby employs the Investment Manager to
manage the investment and reinvestment of its assets, including the regular furnishing of advice with respect to the Fund's portfolio transactions subject at all times to the control and oversight of the Fund's Board of Trustees (the "Investment Advisory Services"), for the period and on the terms set forth in this Agreement. The Investment Manager hereby accepts such employment and agrees during such period to render the Investment Advisory Services and, if requested, any other services contemplated herein and to assume the obligations herein set forth, for the compensation herein provided. The Investment Manager shall, for all purposes herein, be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way, or otherwise be deemed an agent of the Fund.

2.	The Fund assumes and shall pay all the expenses
required for the conduct of its business including, but not limited to:

a.	expenses borne indirectly through the Fund's
investments in various funds (including privately offered pooled investment vehicles, such as hedge funds, which are issued in private placements to investors that meet certain suitability standards
("Private Markets Investment Funds")), including, without limitation, any fees and expenses charged by the managers of the Private Markets
Investment Funds (such as management fees, performance, carried interests or incentive fees or allocations, monitoring fees, property management fees, and redemption or withdrawal fees);

b.	all costs and expenses directly related to portfolio
transactions and positions for the Fund's accounts, such as direct and indirect expenses and enforcing the Fund's rights in respect of such investments;

c.	fees of the Investment Manager;

d.	fees and commissions in connection with the
purchase and sale of portfolio securities for the Fund;

e.	costs, including the interest expense, of borrowing
money;

f.	fees and premiums for the fidelity bond required by
Section 17(g) of the 1940 Act, or other insurance;

g.	taxes levied against the Fund and the expenses of
preparing tax returns and reports;

h.	auditing fees and expenses;

i.	legal fees and expenses (including reasonable fees
for legal services rendered to the Fund by the Investment Manager or its affiliates);


j.	salaries and other compensation of (1) any of the
Fund's officers and employees who are not officers, trustees, members or employees of the Investment Manager or any of its affiliates, and (2) the Fund's chief compliance officer to the extent determined by those trustees of the Fund who are not interested persons of the Investment Manager or its affiliates (the "Independent Trustees");

k.	fees and expenses incidental to trustee and
shareholder meetings of the Fund, the preparation and mailings of proxy material, prospectuses, and reports of the Fund to its shareholders, the filing of reports with regulatory bodies, and the maintenance of the Fund's legal existence;

l.	costs of the listing (and maintenance of such
listing) of the Fund's shares on stock exchanges, and the registration of shares with Federal and state securities authorities;

m.	payment of dividends;

n.	costs of stock certificates;

o.	fees and expenses of the Independent Trustees;

p.	fees and expenses for accounting, administration,
bookkeeping, broker/dealer record keeping, clerical, compliance, custody, dividend disbursing, fulfillment of requests for Fund information, proxy soliciting, securities pricing, registrar, and transfer agent services (including costs and out-of-pocket expenses payable to the Investment Manager or its affiliates for such services);

q.	costs of necessary office space rental and Fund web
site development and maintenance;

r.	costs of membership dues and charges of
investment company industry trade associations;

s.	such non-recurring expenses as may arise,
including, without limitation, reorganizations, liquidations, actions, suits or proceedings affecting the Fund and the legal obligation which the Fund may have to indemnify its officers and trustees or settlements made;

t.	all costs and expenses associated with the
operation and ongoing registration of the Fund, including, without limitation, all costs and expenses associated with the repurchase offers, offering costs, and the costs of compliance with any applicable Federal or state laws;

u.	costs and charges related to electronic platforms
through which investors may access, complete and submit subscription and other Fund documents or otherwise facilitate activity with respect to their investment in the Fund; and

v.	such other types of expenses as may be approved
from time to time by the Fund's Board of Trustees.

The Fund will reimburse the Investment Manager for any of the above expenses that it pays on behalf of the Fund.

3.	The Investment Manager shall supply the Fund and the
Board of Trustees with reports and statistical data, as reasonably requested. In addition, if requested by the Fund's Board of Trustees, the Investment Manager or its affiliates may provide services to the Fund such as, without limitation, accounting, administration, bookkeeping, broker/dealer record keeping, clerical, compliance, custody, dividend disbursing, fulfillment of requests for Fund information, proxy soliciting, securities pricing, registrar, and transfer agent services. Any reports, statistical data, and services so requested, or approved by the Board of Trustees, and supplied or performed will be for the account of the Fund and the costs and out-of-pocket charges of the Investment Manager and its affiliates in providing such reports, statistical data or services shall be paid by the Fund, subject to periodic reporting to and examination by the Independent Trustees.

4.	The services of the Investment Manager are not to be
deemed exclusive, and the Investment Manager shall be free to render similar services to others in addition to the Fund so long as its services hereunder are not impaired thereby.


5.	The Investment Manager shall create and maintain all
necessary books and records in accordance with all applicable laws, rules and regulations, including but not limited to records required by Section 31(a) of the 1940
Act and the rules thereunder, as the same may be amended from time to time, pertaining to the Investment Advisory Services and other services, if any, performed by it hereunder and not otherwise created and maintained by another party pursuant to a written contract with the Fund. Where applicable, such records shall be maintained by the Investment Manager for the periods and in the places required by Rule 3la-2 under the 1940 Act. The books and records pertaining to the Fund which are in the possession of the Investment Manager shall be the property of the Fund and shall be surrendered promptly upon the Fund's request, and the Fund shall have access to such books and records at all times during the Investment Manager's normal business hours. Upon the reasonable request of the Fund, copies of any such books and records shall be promptly provided by the Investment Manager to the Fund or the Fund's authorized representatives. The Investment
Manager shall keep confidential any information obtained in connection with its duties hereunder provided, however, if the Fund has authorized and directed certain disclosure or if such disclosure is expressly required or lawfully requested by applicable Federal or state regulatory authorities or otherwise, the Fund shall reimburse the Investment Manager for its expenses in connection therewith, including the reasonable fees and expenses of the Investment Manager's outside legal counsel.

6.	For the Investment Advisory Services provided to the
Fund pursuant to this Agreement, the Fund will pay to the Investment Manager and the Investment Manager will accept as full compensation therefor, a fee, payable on or before the tenth (10th) day of each calendar month, at the annual rate of 1.49% of the Fund's Managed Assets (as defined below). Such fees shall be reduced as required by expense limitations imposed upon the Fund by any state in which shares of the Fund are sold. Reductions shall be made at the time of each monthly payment on an estimated basis, if appropriate, and an adjustment to reflect the reduction on an annual basis shall be made, if necessary, in the fee payable with respect to the last month in any calendar year of the Fund. The Investment Manager shall within ten (10) days after the end of each calendar year refund any amount paid in excess of the fee determined to be due for such year.

7.	If this Agreement shall become effective subsequent to
the first day of a month, or shall terminate before the last day of a month, the Investment Manager's compensation for such fraction of the month shall be determined by applying the foregoing percentage to the Fund's Managed
Assets during such fraction of a month (calculated on an average daily basis if such fraction of a month is less than a week) and in the proportion that such fraction of a month bears to the entire month.

8.	"Managed Assets" means the total assets of the Fund
(including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund's accrued liabilities (other than money borrowed for investment purposes) and calculated before giving effect to any repurchase of shares on such date.

9.	The Investment Manager shall direct portfolio
transactions to broker/dealers for execution on terms and at rates which it believes, in good faith, to be reasonable in view of the overall nature and quality of services provided by a particular broker/dealer, including brokerage and research services. Subject to the foregoing and applicable laws, rules and regulations, the Investment Manager may also allocate portfolio transactions to broker/dealers that remit a portion of their commissions as a credit against Fund expenses. With respect to brokerage and research services, the Investment Manager may consider in the selection of broker/dealers brokerage or research provided and payment may be made of a fee higher than that charged by another broker/dealer which does not furnish brokerage or research services or which furnishes brokerage or research services deemed to be of lesser value, so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended, or other applicable laws are met. Although the Investment Manager may direct portfolio transactions without necessarily obtaining the lowest price at which such broker/dealer, or another, may be willing to do business, the Investment Manager shall seek the best value for the Fund on each trade that circumstances in the marketplace permit, including the value inherent in on-going relationships with quality brokers. To the extent any such brokerage or research services may be deemed to be additional compensation to the Investment Manager from the Fund, it is authorized by this Agreement. The
Investment Manager may place brokerage for the Fund through an affiliate of the Investment Manager, provided that such brokerage be undertaken in compliance with applicable law. The Investment Manager's fees under this Agreement shall not be reduced by reason of any commissions, fees or other remuneration received by such affiliate from the Fund.

10.	Subject to and in accordance with the Certificate of
Trust, as amended (the "Charter"), Declaration of Trust and Bylaws of the Fund and similar documents of the Investment Manager, it is understood that trustees, officers, agents and shareholders of the Fund are or may be interested in the Fund as trustees, officers, shareholders and otherwise, that the Investment Manager is or may be interested in the Fund as a shareholder or otherwise and that the effect and nature of any such interests shall be governed by law and by the provisions, if any, of said Charter, Declaration of Trust or Bylaws of the Fund or similar documents of the Investment Manager.

11.	This Agreement shall become effective upon the date
hereinabove written and, unless sooner terminated as provided herein, this Agreement shall continue in effect for two years from the above written date. Thereafter, if not terminated, this Agreement shall continue automatically for successive periods of twelve months each, provided that such continuance is specifically approved at least annually (a) by a vote of a majority of the Trustees of the Fund or by vote of the holders of a majority of the Fund's outstanding voting securities of the Fund as defined in the 1940 Act and (b) by a vote of a majority of the Trustees of the Fund who are not parties to this Agreement, or interested persons of such party. This Agreement may be terminated without penalty at any time either by vote of the Board of Trustees of the Fund or by a vote of the holders of a majority of the outstanding voting securities of the Fund on 60 days' written notice to the Investment
Manager, or by the Investment Manager on 60 days' written notice to the Fund. This Agreement shall immediately terminate in the event of its assignment.

12.	The Investment Manager shall not be liable to the Fund
or any shareholder of the Fund for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund's shareholders in connection with the matters to which this Agreement relates, but nothing herein contained shall be construed to protect the Investment Manager against any liability to the Fund or the Fund's shareholders by reason of a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of obligations and duties under this Agreement.

13.	The Investment Manager shall not be liable for delays
or errors occurring by reason of circumstances beyond its control, including but not limited to acts of civil or military authority, national emergencies, work stoppages, fire, flood, catastrophe, acts of God, insurrection, war, riot, or failure of communication or power supply. In the event of equipment breakdowns beyond its control, the Investment
Manager shall take reasonable steps to minimize service interruptions but shall have no liability with respect thereto. Notwithstanding anything herein to the contrary, the Investment Manager shall have in place at all times a reasonable disaster recovery plan and program.

14.	As used in this Agreement, the terms "interested
person," "assignment," and "majority of the outstanding voting securities" shall have the meanings provided therefor in the 1940 Act, and the rules and regulations thereunder.

15.	This Agreement shall be construed in accordance with
and governed by the laws of the State of Delaware, provided, however, that nothing herein shall be construed in a manner inconsistent with the 1940 Act or any rule or regulation promulgated thereunder.

16.	This Agreement constitutes the entire agreement
between the parties hereto and supersedes any prior agreement, with respect to the subject hereof whether oral or written. If any provision of this Agreement shall be held or made invalid by a court or regulatory agency, decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby. This Agreement may be amended at any time, but only by written agreement between the Investment Manager and the Fund, which amendment has been authorized by the Board, including the vote of a majority of the Independent Trustees and, where required by the 1940 Act, the shareholders of the Fund.


IN WITNESS WHEREOF, the parties hereto have executed this Agreement on the day and year first above written.

AOG Institutional Diversified Fund

By:
/s/ Frederick Baerenz
Frederick Baerenz
Chief Executive Officer

ALPHA OMEGA GROUP, INC. DBA AOG WEALTH
MANAGEMENT

By:
/s/ Frederick Baerenz
Frederick Baerenz
Chief Executive Officer






































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